Intangible Assets (Details) - Schedule of estimated future amortization of intangible assets - FaZe Clan Inc. [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Intangible Assets (Details) - Schedule of estimated future amortization of intangible assets [Line Items]
2021 (remainder)	$ 16
2022	63
2023	49
2024	5
Total future amortization of amortizable intangible assets	$ 133